RELATED PARTIES	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTIES	RELATED PARTIES
On February 20, 2024, Griffon entered into a stock purchase and cooperation agreement to repurchase, and repurchased, 1,500,000 shares of its common stock, par value $0.25 per share, beneficially owned by four separately managed accounts of which Voss Capital, LLC is the investment manager (the "Selling Shareholders"), in a private transaction. The purchase price per share was approximately $65.50, for an aggregate purchase price of $98,250. The Selling Shareholders are affiliates of Voss Capital, LLC. Travis W. Cocke, the Founder, Chief Investment Officer and Managing Member of Voss Capital, LLC, was formerly a member of the Board of Directors of the Company. Pursuant to the stock purchase and cooperation agreement, Mr. Cocke resigned as a member of the Board on February 20, 2024.
On September 5, 2023 Griffon entered into a stock purchase agreement to repurchase 400,000 shares of its common stock, par value $0.25 per share, beneficially owned by two separately managed accounts of which Voss Capital, LLC is the investment manager (the “Selling Shareholders”), in a private transaction to facilitate redemptions by investors in the Selling Shareholders. The purchase price per share was approximately $41.87, for an aggregate purchase price of $16,746. The Selling Shareholders are affiliates of Voss Capital, LLC. Travis W. Cocke, the Founder, Chief Investment Officer and Managing Member of Voss Capital, LLC, was formerly a member of the Board of Directors of the Company.